CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 35,244,220	$ 54,814,125	$ 33,157,356	$ 11,937,941
Reconciliation of loss before income tax to net cash flows from operations
Net loss	(66,767,762)	(35,348,675)	(21,843,646)
Adjustment for non-cash income and expense items
Share-based payments expense	9,166,334	9,568,191	3,791,541
Non-cash expenses settled with share issuance	5,230,000	0	0
Amortization of right-of-use assets	771,147	793,981	521,099
Amortization of intangibles	1,300,546	768,128	0
Depreciation of property, plant and equipment	2,278,003	716,147	124,752
Net foreign exchange (gain)/loss	3,153,479	(1,347,413)	48,588
Loss on disposal of property, plant and equipment	50,572	260,569	16,353
Impairment loss	0	0	198,750
Changes in assets and liabilities
Inventory	(1,149,702)	0	0
Receivables and prepayments	(282,576)	1,121,984	(2,073,615)
Payables and provisions	1,295,297	1,669,403	609,115
Net cash flows used in operating activities	$ (44,954,662)	$ (21,797,685)	$ (18,607,063)